Summary of Options Under Plan and Changes in Period (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Options
Outstanding as of beginning of period	5,316,868
Exercised	(1,748,935)
Forfeited	(28,207)
Outstanding as of end of period	3,539,726
Weighted Average Exercise Price
Outstanding as of beginning of period	$ 12.56
Exercised	$ 14.06
Forfeited	$ 20.69
Outstanding as of end of period	$ 11.75